Income(Loss) Per Share Data	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	553	658
E Ordinary shares undistributed income	2	2
Total undistributed income	555	660

Ordinary shares distributed income	146	43
E Ordinary shares distributed income	-	-
Total distributed income	146	43

Numerator - Net income

Attributable to Ordinary shares (1)	699	701
Attributable to E Ordinary shares	2	2
Total attributable to AngloGold Ashanti	701	703

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	699	701
Interest expense on convertible bonds	37	37
Amortization of issue cost and discount on convertible bonds	16	15
Fair value adjustment on convertible bonds included in income	(180)	(180)
Income used in calculation of diluted earnings per ordinary share	572	573

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	382,439,161	381,377,232
Fully vested options (2)	1,799,218	1,517,717
Weighted average number of ordinary shares (1)	384,238,379	382,894,949

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,353,761	1,125,147
Dilutive potential of convertible bonds	33,524,615	33,524,615
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	419,116,755	417,544,711

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,560,095	2,723,866

(1)	The mandatory convertible bonds issued during 2010 are not included in basic income per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

(2)	Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

Rounding may result in computational differences.